Summary of principal accounting policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of principal accounting policies
Employee social benefits included as expenses	¥ 117,639	¥ 151,499	¥ 140,259
Accrued and unpaid employee social benefits	¥ 78,067	¥ 58,478